Operating Leases - Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Maturities of lease liabilities
2021	¥ 43,885
2022	30,278
2023	16,970
2024	8,040
2025 and thereafter	4,111
Total undiscounted lease payments	103,284
Less: imputed interest	(6,741)
Total lease liabilities	¥ 96,543